SHARE BASED COMPENSATION (Details)		1 Months Ended					12 Months Ended
	Jan. 07, 2008 shares	Feb. 28, 2015 CNY (¥) $ / shares	Feb. 28, 2015 CNY (¥) item shares	Oct. 31, 2014 CNY (¥)	Oct. 30, 2013 $ / shares shares	Apr. 30, 2005 shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 $ / shares shares	Mar. 31, 2013 $ / shares	Mar. 31, 2013 CNY (¥) employee shares	Oct. 31, 2007 shares
Officer(s) | Common share
SHARE BASED COMPENSATION
Number of officers | item			2
Fair value of shares on the grant date | ¥								¥ 2,831,396
Cost of treasury shares repurchased | ¥		¥ 2,983,072	¥ 2,983,072
Amount recognized as a reduction of additional paid-in capital | ¥			¥ 151,676
Officer One | Common share
SHARE BASED COMPENSATION
Number of shares granted (in shares)			100,000
Officer Two | Common share
SHARE BASED COMPENSATION
Number of shares granted (in shares)			114,314
Options
SHARE BASED COMPENSATION
Number of employees of whom vested share options' exercise period is extended upon resignation | employee											2
Additional compensation expense due to modifications recognized in the general and administrative expense | ¥											¥ 1,294,834
Number of shares
Outstanding at the beginning of the period (in shares)							4,214,667	4,214,667	2,747,342		2,788,342
Granted (in shares)							1,469,460	1,469,460	1,469,460
Exercised (in shares)							(300,000)	(300,000)
Forfeited (in shares)							(1,102,095)	(1,102,095)
Expired (in shares)							(396,365)	(396,365)	(2,135)		(41,000)
Outstanding at the end of the period (in shares)							3,885,667	3,885,667	4,214,667		2,747,342
Vested and expected to vest at the end of the period (in shares)							3,885,667
Exercisable at the end of the period (in shares)							2,416,207
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share) | $ / shares							$ 2.72		$ 2.84	$ 2.85
Granted (in dollars per share) | $ / shares							2.24		2.50
Exercised (in dollars per share) | $ / shares							2.12
Forfeited (in dollars per share) | $ / shares							2.50
Expired (in dollars per share) | $ / shares							2.58		2.69	3.60
Outstanding at the end of the period (in dollars per share) | $ / shares							2.66		$ 2.72	$ 2.84
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares							2.66
Exercisable at the end of the period (in dollars per share) | $ / shares							$ 2.92
Weighted remaining contractual Years
Vested and expected to vest at the end of the period							4 years 1 month 17 days	4 years 1 month 17 days
Exercisable at the end of the period							7 months 13 days	7 months 13 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars) | $							$ 0
Exercisable at the end of the period (in dollars) | $							0
Additional disclosures
Total intrinsic value of options exercised (in dollars) | $							$ 46,500
Options | Officer(s)
SHARE BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)			25.00%		25.00%
Vesting rate for remaining awards (as a percent)			75.00%		75.00%
Vesting period for remaining 75% shares			3 years		3 years
Percentage forfeited				75.00%
Expense reversed, related to the unvested share options recognized previously | ¥				¥ 4,014,513
Number of shares
Granted (in shares)			1,469,460		1,469,460
Weighted average exercise
Granted (in dollars per share) | $ / shares		¥ 2.24			$ 2.50
2005 Share incentive plan
SHARE BASED COMPENSATION
Shares authorized						2,894,000						3,310,300
2005 Share incentive plan | Options
SHARE BASED COMPENSATION
Expiration term						10 years
Vesting rate on the first anniversary (as a percent)							25.00%	25.00%
Vesting rate for remaining awards (as a percent)							75.00%	75.00%
Vesting period for remaining 75% shares							36 months	36 months
2008 Share incentive plan
SHARE BASED COMPENSATION
Shares authorized	336,307						2,690,456
Expiration term	10 years
Annual increase in shares reserved (in shares)	336,307
Annual increase in shares reserved (as a percent)	1.00%
2008 Share incentive plan | Options
SHARE BASED COMPENSATION
Expiration term	10 years
Vesting rate on the first anniversary (as a percent)							25.00%	25.00%
Vesting rate for remaining awards (as a percent)							75.00%	75.00%
Vesting period for remaining 75% shares							36 months	36 months
2008 Share incentive plan | Nonvested shares
SHARE BASED COMPENSATION
Vesting rate (as a percent) at the end of each year from the grant date over 4 years							25.00%	25.00%
Vesting period	4 years